Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net loss for the period	$ (6,064)	$ (10,116)	$ (10,651)	$ (12,140)	$ (21,676)
Adjustments to reconcile loss to net cash used in operating activities	2,555	6,838	2,668	4,033
Total net cash used in operating activities	(3,509)	(3,278)	(7,983)	(8,107)
Cash flows from investing activities:
Changes in short-term deposits	(6)	3,074	6,554	7,008
Investment in marketable securities		(714)		(1,001)
Purchase of fixed assets	(17)	(70)	(101)	(249)
Total net cash provided (used) in investing activities	(23)	2,290	6,453	5,758
Effect of exchange rate changes on cash and cash equivalents	(335)	(720)	(615)	(713)
decrease in cash, cash equivalents and restricted cash	(3,867)	(1,708)	(2,145)	(3,062)
Cash, cash equivalents and restricted cash at the beginning of the period	20,997	26,834	19,275	28,188	28,188
Cash, cash equivalents and restricted cash at the end of the period	17,130	25,126	17,130	25,126	$ 19,275
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based payment	412	453	757	949
Depreciation	65	55	125	106
Revaluation of marketable securities	1,666	5,589	1,544	2,796
Exchange rate changes on cash and cash equivalents	335	720	615	713
Changes in assets and liabilities:
Decrease in other receivables	184	355	362	88
Decrease in trade payables	(19)	(30)	(73)	(2)
Change in operating lease liability	(127)	(233)	(166)	(292)
Increase (decrease) in other accounts payable	39	(71)	(496)	(325)
Adjustments to reconcile loss to net cash used in operating activities	2,555	6,838	2,668	4,033
Operating leases
Cash payments for operating leases	128	118	256	229
Non-cash activity
New operating lease assets obtained in exchange for operating lease liabilities	$ 31		$ 141